UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                     Irvington, NY              February 13, 2009
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       53

Form 13F Information Table Value Total:       $1,004,783
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 10555              Elm Ridge Capital Partners, L.P.
(2)     028- 12044              Elm Ridge Partners, LLC
(3)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.

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

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR    SH/ PUT/ INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL DISCRTN    MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT                    SPONSORED ADR     013904305  22,967   10,682,313  SH      SHARED     1, 2, 3   10,682,313
AMERICREDIT CORP                  COM               03060R101   1,910      250,000     CALL SHARED     1, 2, 3        2,500
ANNTAYLOR STORES CORP             COM               036115103   3,222      558,363  SH      SHARED     1, 2, 3      558,363
APPLIED MATLS INC                 COM               038222105  31,854    3,144,500  SH      SHARED     1, 2, 3    3,144,500
AUTOLIV INC                       COM               052800109  48,773    2,272,739  SH      SHARED     1, 2, 3    2,272,739
BLOCKBUSTER INC                   CL B              093679207     498      766,400  SH      SHARED     1, 2, 3      766,400
BOEING CO                         COM               097023105  14,606      342,300  SH      SHARED     1, 2, 3      342,300
BRUNSWICK CORP                    COM               117043109   4,210    1,000,000  SH      SHARED     1, 2, 3    1,000,000
CA INC                            COM               12673P105  39,267    2,119,103  SH      SHARED     1, 2, 3    2,119,103
CAPITAL ONE FINL CORP             COM               14040H105  36,062    1,130,827  SH      SHARED     1, 2, 3    1,130,827
CENVEO INC                        COM               15670S105  22,655    5,091,059  SH      SHARED     1, 2, 3    5,091,059
CIT GROUP INC                     COM               125581108  41,420    9,123,276  SH      SHARED     1, 2, 3    9,123,276
COLONIAL BANCGROUP INC            COM               195493309  11,157    5,389,834  SH      SHARED     1, 2, 3    5,389,834
DANA HOLDING CORP                 COM               235825205   3,514    4,748,200  SH      SHARED     1, 2, 3    4,748,200
DONNELLEY R R & SONS CO           COM               257867101  49,817    3,668,423  SH      SHARED     1, 2, 3    3,668,423
DOW CHEM CO                       COM               260543103  11,330      750,800  SH      SHARED     1, 2, 3      750,800
DYNCORP INTL INC                  CL A              26817C101  53,109    3,500,902  SH      SHARED     1, 2, 3    3,500,902
FIFTH THIRD BANCORP               COM               316773100  19,509    2,361,903  SH      SHARED     1, 2, 3    2,361,903
HARMAN INTL INDS INC              COM               413086109   6,206      370,980  SH      SHARED     1, 2, 3      370,980
INTL PAPER CO                     COM               460146103  28,027    2,375,200  SH      SHARED     1, 2, 3    2,375,200
ITRON INC                         COM               465741106   4,143       65,000      PUT SHARED     1, 2, 3          650
JOS A BANK CLOTHIERS INC          COM               480838101   9,535      364,613  SH      SHARED     1, 2, 3      364,613
KAPSTONE PAPER & PACKAGING C      COM               48562P103   6,387    2,683,416  SH      SHARED     1, 2, 3    2,683,416
KAPSTONE PAPER & PACKAGING C      *W EXP 08/15/200  48562P111     265    5,300,680 PRN      SHARED     1, 2, 3    5,300,680
LAM RESEARCH CORP                 COM               512807108  28,964    1,361,071  SH      SHARED     1, 2, 3    1,361,071
LEAR CORP                         COM               521865105   4,659    3,304,100  SH      SHARED     1, 2, 3    3,304,100
LIZ CLAIBORNE INC                 COM               539320101   2,692    1,035,500  SH      SHARED     1, 2, 3    1,035,500
MAGNA INTL INC                    CL A              559222401  22,546      753,300  SH      SHARED     1, 2, 3      753,300
MARTIN MARIETTA MATLS INC         COM               573284106   9,708      100,000      PUT SHARED     1, 2, 3        1,000
MBIA INC                          COM               55262C100  22,096    5,429,018  SH      SHARED     1, 2, 3    5,429,018
MICRON TECHNOLOGY INC             COM               595112103  22,267    8,434,374  SH      SHARED     1, 2, 3    8,434,374
NORTHROP GRUMMAN CORP             COM               666807102  37,063      822,900  SH      SHARED     1, 2, 3      822,900
PACKAGING CORP AMER               COM               695156109  33,190    2,465,800  SH      SHARED     1, 2, 3    2,465,800
PANERA BREAD CO                   CL A              69840W108  15,672        3,000      PUT SHARED     1, 2, 3        3,000
PAR PHARMACEUTICAL COS INC        COM               69888P106  19,367    1,444,250  SH      SHARED     1, 2, 3    1,444,250
PFIZER INC                        COM               717081103  17,720    1,000,552  SH      SHARED     1, 2, 3    1,000,552
PHH CORP                          COM NEW           693320202  42,380    3,329,163  SH      SHARED     1, 2, 3    3,329,163
PNM RES INC                       COM               69349H107  24,649    2,445,331  SH      SHARED     1, 2, 3    2,445,331
POLARIS INDS INC                  COM               731068102   5,983      208,848  SH      SHARED     1, 2, 3      208,848
RANGE RES CORP                    COM               75281A109   9,175      266,800  SH      SHARED     1, 2, 3      266,800
RANGE RES CORP                    COM               75281A109   9,175      266,800      PUT SHARED     1, 2, 3        2,668
REGIONS FINANCIAL CORP NEW        COM               7591ep100  28,577    3,590,100  SH      SHARED     1, 2, 3    3,590,100
SANDISK CORP                      COM               80004C101  24,434    2,545,203  SH      SHARED     1, 2, 3    2,545,203
SANMINA SCI CORP                  COM               800907107  12,089   25,720,214  SH      SHARED     1, 2, 3   25,720,214
SANOFI AVENTIS                    SPONSORED ADR     80105N105  35,265    1,096,562  SH      SHARED     1, 2, 3    1,096,562
SMURFIT-STONE CONTAINER CORP COM  COM               832727101     510    2,000,000  SH      SHARED     1, 2, 3    2,000,000
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A          848574109  29,431    2,893,900  SH      SHARED     1, 2, 3    2,893,900
SUPERVALU INC                     COM               868536103  45,899    3,143,777  SH      SHARED     1, 2, 3    3,143,777
TEXAS INDS INC                    COM               882491103   6,900      200,000      PUT SHARED     1, 2, 3        2,000
TRINITY INDS INC                  COM               896522109   2,574      163,300      PUT SHARED     1, 2, 3        1,633
VULCAN MATLS CO                   COM               929160109   6,958      100,000      PUT SHARED     1, 2, 3        1,000
VULCAN MATLS CO                   COM               929160109   6,958      100,000      PUT SHARED     1, 2, 3        1,000
WHIRLPOOL CORP                    COM               963320106   7,439      179,900  SH      SHARED     1, 2, 3      179,900



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